Statements of Changes in Stockholders' Equity (Deficiency) - CAD ($)	Capital Stock	Equity Portion of Convertible Debentures Reserve	Deficit	Total
Beginning balance, Amount at Dec. 31, 2018	$ 25,849,950	$ 33,706	$ (26,914,802)	$ (1,031,146)
Beginning balance, Shares at Dec. 31, 2018	7,092,709
Statement Line Items [Line Items]
Net loss for the year			(147,137)	(147,137)
Shares issued for mineral property interest, Amount	$ 7,500			7,500
Shares issued for mineral property interest, Shares	100,000
Ending balance, Amount at Dec. 31, 2019	$ 25,857,450	33,706	(27,061,939)	(1,170,783)
Ending balance, Shares at Dec. 31, 2019	7,192,709
Statement Line Items [Line Items]
Net loss for the year			(133,379)	(133,379)
Shares issued for mineral property interest, Amount	$ 7,500			7,500
Shares issued for mineral property interest, Shares	100,000
Ending balance, Amount at Dec. 31, 2020	$ 25,864,950	$ 33,706	$ (27,195,318)	$ (1,296,662)
Ending balance, Shares at Dec. 31, 2020	7,292,709